Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Changes in goodwill

	JPY (millions)
	For the Year Ended March 31
	2019	2020
Acquisition cost
As of beginning of the year	¥1,029,291	¥4,240,251
Acquisitions (Note 31)	3,183,657	3,387
Deconsolidation	(3,899)	—
Reclassification to assets held for sale (Note 19)	—	(116,524)
Foreign currency translation differences	31,202	(114,586)
As of end of the year	¥4,240,251	¥4,012,528

Accumulated impairment losses
As of beginning of the year	¥(43)	¥—
Deconsolidation	40	—
Foreign currency translation differences	3	—
As of end of the year	¥—	¥—

Carrying amount
As of beginning of the year	¥1,029,248	¥4,240,251
As of end of the year	4,240,251	4,012,528

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2018	¥84,785	¥2,020,861	¥22,204	¥2,127,850
Additions	26,188	29,857	141	56,186
Acquisitions through business combinations (Note 31)	51,722	3,780,775	—	3,832,497
Disposals and other decreases	(2,522)	(131)	(11)	(2,664)
Reclassification to assets held for sale (Note 19)	(120)	—	—	(120)
Deconsolidation	(220)	(28,794)	(4)	(29,018)
Foreign currency translation differences	404	60,382	3	60,789
As of March 31, 2019	¥160,237	¥5,862,950	¥22,333	¥6,045,520
Additions	28,274	77,016	44	105,334
Disposals and other decreases	(20,078)	(5,179)	(10,573)	(35,830)
Reclassification to assets held for sale (Note 19)	(83)	(179,788)	—	(179,871)
Foreign currency translation differences	(3,430)	(151,746)	(38)	(155,214)
As of March 31, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939

Accumulated amortization and accumulated impairment losses
As of April 1, 2018	¥(51,771)	¥(1,050,864)	¥(10,951)	¥(1,113,586)
Amortization	(13,774)	(169,972)	(61)	(183,807)
Impairment losses	(53)	(8,645)	—	(8,698)
Disposals and other decreases	2,388	22	6	2,416
Reclassification to assets held for sale (Note 19)	59	—	—	59
Deconsolidation	153	17,888	4	18,045
Foreign currency translation differences	55	(8,858)	23	(8,780)
As of March 31, 2019	¥(62,943)	¥(1,220,429)	¥(10,979)	¥(1,294,351)
Amortization	(32,771)	(412,074)	(29)	(444,874)
Impairment losses	(4,731)	(43,346)	—	(48,077)
Disposals and other decreases	19,784	3,029	10,573	33,386
Reclassification to assets held for sale (Note 19)	—	96,608	—	96,608
Foreign currency translation differences	2,101	46,629	—	48,730
As of March 31, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)

Carrying amount
As of April 1, 2018	¥33,014	¥969,997	¥11,253	¥1,014,264
As of March 31, 2019	97,294	4,642,521	11,354	4,751,169
As of March 31, 2020	86,360	4,073,670	11,331	4,171,361

Allocation of goodwill
As of March 31, 2019, goodwill was allocated to the following groups of CGUs:

JPY (millions) As of March 31, 2019
Prescription drugs sold worldwide	¥3,764,200
Prescription drugs sold outside of the United States and Japan	403,474
Other	72,577
Total	¥4,240,251

Schedule of significant assumptions used to calculate the recoverable amount of goodwill
Terminal growth rate and discount rate used in the discounted cash flow models for the impairment tests are as follows:

As of March 31, 2020
Terminal growth rate	0.0%
Discount rate (post-tax)	7.0%
The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

	Growth rate	Discount rate (Post-tax)	Discount rate (Pre-tax)
	Based on country/market specific long-term average growth rate for the CGU	Based on country/market specific weighted average cost of capital	Based on country/market specific weighted average cost of capital
As of March 31, 2018	1.5% – 3.2%	5.6% – 14.4%	8.0% – 18.0%
As of March 31, 2019	1.3% – 2.8%	6.1% – 11.8%	8.8% – 15.5%